Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of the Company's Debt

The Company’s debt as of March 31, 2017 and December 31, 2016 consisted of the following:

	March 31, 2017	December 31, 2016
Term Loan Credit Facility	$298.4	$298.3
8.25% senior notes due October 15, 2024	300.0	300.0
Borrowings under the Revolving Facility	20.0	—
Unamortized debt issuance costs	(10.9)	(11.3)

Total debt	607.5	587.0
Less: current portion	—	—

Long-term debt	$607.5	$587.0

The Company’s debt as of December 31, 2016 and 2015 consisted of the following:

	2016	2015
Term Loan Credit Facility	$298.3	$—
8.25% senior notes due October 15, 2024	300.0	—
Other	—	8.8
Unamortized debt issuance costs	(11.3)	—

Total debt	587.0	8.8
Less: current portion	—	(8.8)

Long-term debt	$587.0	$—

Schedule of Future Maturities of Debt

At December 31, 2016, the future maturities of debt were as follows:

Amount
2017	$—
2018	—
2019	6.9
2020	17.5
2021	17.5
2022 and thereafter	558.1

Total(a)	$600.0

(a)	Excludes unamortized debt issuance costs of $11.3 million and a discount of $1.7 million which do not represent contractual commitments with a fixed amount or maturity date.

Summary of Interest Expense

The following table summarizes interest expense included in the Consolidated and Combined Statements of Operations:

	2016	2015	2014
Interest incurred	$12.2	$1.1	$1.5
Less: interest capitalized as property, plant and equipment	(0.5)	—	—

Interest expense, net	$11.7	$1.1	$1.5